Loans, net - Disclosure Of Maturity Analysis For Financial Liabilities (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	S/ 5,755,201	S/ 4,621,837
Expected loss	1,446,438	1,140,196
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,934,328	2,825,245
Expected loss	595,372	318,953
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,816	1,505
Expected loss	1,583	709
30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	604,670	459,359
Expected loss	160,119	104,420
90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,214,387	1,335,728
Expected loss	689,364	716,114
Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,650,503	2,339,176
Expected loss	228,751	274,302
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,089,059	1,663,448
Expected loss	60,403	60,842
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	250	134
Expected loss	214	20
Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	127,264	136,838
Expected loss	5,113	17,750
Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	433,930	538,756
Expected loss	163,021	195,690
Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,281,875	1,145,874
Expected loss	1,088,376	599,260
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,500,325	620,485
Expected loss	511,105	195,221
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,356	578
Expected loss	1,194	509
Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	329,249	170,429
Expected loss	146,369	67,998
Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	450,945	354,382
Expected loss	429,708	335,532
Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	588,155	567,444
Expected loss	57,386	142,531
Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	271,622	246,833
Expected loss	9,266	33,713
Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount		232
Expected loss		83
Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	78,006	52,083
Expected loss	3,019	8,968
Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	238,527	268,296
Expected loss	45,101	99,767
Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	234,668	569,343
Expected loss	71,925	124,103
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	73,322	294,479
Expected loss	14,598	29,177
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	210	561
Expected loss	175	97
Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	70,151	100,009
Expected loss	5,618	9,704
Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	90,985	174,294
Expected loss	51,534	85,125
Stage 2 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	4,538,998	3,284,604
Expected loss	755,491	423,373
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	3,934,328	2,825,245
Expected loss	595,372	318,953
Stage 2 [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	604,670	459,359
Expected loss	160,119	104,420
Stage 2 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,216,323	1,800,286
Expected loss	65,516	78,592
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	2,089,059	1,663,448
Expected loss	60,403	60,842
Stage 2 [member] | Commercial loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	127,264	136,838
Expected loss	5,113	17,750
Stage 2 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,829,574	790,914
Expected loss	657,474	263,219
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,500,325	620,485
Expected loss	511,105	195,221
Stage 2 [member] | Consumer loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	329,249	170,429
Expected loss	146,369	67,998
Stage 2 [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	349,628	298,916
Expected loss	12,285	42,681
Stage 2 [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	271,622	246,833
Expected loss	9,266	33,713
Stage 2 [member] | Mortgages loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	78,006	52,083
Expected loss	3,019	8,968
Stage 2 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	143,473	394,488
Expected loss	20,216	38,881
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	73,322	294,479
Expected loss	14,598	29,177
Stage 2 [member] | Small and micro-business loans [member] | 30 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	70,151	100,009
Expected loss	5,618	9,704
Stage 3 [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,216,203	1,337,233
Expected loss	690,947	716,823
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,816	1,505
Expected loss	1,583	709
Stage 3 [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,214,387	1,335,728
Expected loss	689,364	716,114
Stage 3 [member] | Commercial loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	434,180	538,890
Expected loss	163,235	195,710
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	250	134
Expected loss	214	20
Stage 3 [member] | Commercial loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	433,930	538,756
Expected loss	163,021	195,690
Stage 3 [member] | Consumer loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	452,301	354,960
Expected loss	430,902	336,041
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	1,356	578
Expected loss	1,194	509
Stage 3 [member] | Consumer loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	450,945	354,382
Expected loss	429,708	335,532
Stage 3 [member] | Mortgages loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	238,527	268,528
Expected loss	45,101	99,850
Stage 3 [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount		232
Expected loss		83
Stage 3 [member] | Mortgages loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	238,527	268,296
Expected loss	45,101	99,767
Stage 3 [member] | Small and micro-business loans [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	91,195	174,855
Expected loss	51,709	85,222
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	210	561
Expected loss	175	97
Stage 3 [member] | Small and micro-business loans [member] | 90 days
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Gross amount	90,985	174,294
Expected loss	S/ 51,534	S/ 85,125